Debt - Long-term debt (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Amount outstanding	€ 8,032	€ 7,546
Current portion	1,098	434
Long-term debt	€ 6,934	€ 7,113	€ 7,035
Average remaining term (in years)	5 years 4 months 24 days
Weighted average
Disclosure of detailed information about borrowings [line items]
Average remaining term (in years)	5 years 4 months 24 days	5 years 10 months 24 days
Average rate of interest	3.20%	3.20%
Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 3,349	€ 3,333
Amount due after 5 years
Disclosure of detailed information about borrowings [line items]
Long-term debt	3,584	3,779
USD bonds
Disclosure of detailed information about borrowings [line items]
Amount outstanding	1,135	1,408
Current portion	108	131
Long-term debt	€ 1,027	€ 1,276
USD bonds | Weighted average
Disclosure of detailed information about borrowings [line items]
Average remaining term (in years)	12 years 7 months 6 days	12 years 3 months 18 days
Average rate of interest	6.20%	6.30%
USD bonds | Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 0	€ 122
USD bonds | Amount due after 5 years
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,027	1,154
EUR bonds
Disclosure of detailed information about borrowings [line items]
Amount outstanding	5,659	4,917
Current portion	632
Long-term debt	€ 5,027	€ 4,917
EUR bonds | Weighted average
Disclosure of detailed information about borrowings [line items]
Average remaining term (in years)	4 years 6 months	4 years 8 months 12 days
Average rate of interest	2.50%	2.30%
EUR bonds | Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 2,747	€ 2,639
EUR bonds | Amount due after 5 years
Disclosure of detailed information about borrowings [line items]
Long-term debt	2,280	2,278
Forward contracts
Disclosure of detailed information about borrowings [line items]
Amount outstanding	274	148
Current portion	152	82
Long-term debt	€ 123	€ 66
Forward contracts | Weighted average
Disclosure of detailed information about borrowings [line items]
Average remaining term (in years)	1 year 2 months 12 days	1 year 3 months 18 days
Average rate of interest	0.50%	1.20%
Forward contracts | Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 123	€ 66
Forward contracts | Amount due after 5 years
Disclosure of detailed information about borrowings [line items]
Long-term debt	0	0
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Amount outstanding	963	1,073
Current portion	207	219
Long-term debt	€ 757	€ 854
Lease liabilities | Weighted average
Disclosure of detailed information about borrowings [line items]
Average remaining term (in years)	3 years 6 months	3 years 9 months 18 days
Average rate of interest	4.00%	3.70%
Lease liabilities | Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 479	€ 506
Lease liabilities | Amount due after 5 years
Disclosure of detailed information about borrowings [line items]
Long-term debt	277	347
Bank borrowings
Disclosure of detailed information about borrowings [line items]
Amount outstanding	1	1
Current portion	1	1
Long-term debt	€ 0	€ 1
Bank borrowings | Weighted average
Disclosure of detailed information about borrowings [line items]
Average remaining term (in years)	1 year	1 year 6 months
Average rate of interest	1.00%	1.00%
Bank borrowings | Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 0	€ 1
Bank borrowings | Amount due after 5 years
Disclosure of detailed information about borrowings [line items]
Long-term debt	0	0
Other long-term debt
Disclosure of detailed information about borrowings [line items]
Amount outstanding	0	0
Current portion	0	0
Long-term debt	€ 0	€ 0
Other long-term debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Average remaining term (in years)	3 years 7 months 6 days	3 years 2 months 12 days
Average rate of interest	1.30%	1.20%
Other long-term debt | Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 0	€ 0
Other long-term debt | Amount due after 5 years
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 0	€ 0